Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Amortization		$ 22,208,594
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		2,264,147
Balance, ending of period	$ 20,972,510
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period		389,456
Acquisitions		24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(350,670)
Movement in exchange rates	1,477	(22,888)
Balance, ending of period	24,683,147	24,681,670
Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period		130,354
Amortization	1,236,945	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(140,268)
Movement in exchange rates	616	10,618
Balance, ending of period	3,710,637	2,473,076
Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Amortization		9,927
Balance, ending of period	5,532
Software [Member] | Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period
Acquisitions		17,548
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Movement in exchange rates	755	633
Balance, ending of period	18,936	18,181
Software [Member] | Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period
Amortization	4,534	7,550
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Movement in exchange rates	616	704
Balance, ending of period	13,404	8,254
Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Amortization		22,198,667
Balance, ending of period	20,966,978
Licences [Member] | Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period		389,456
Acquisitions		24,648,224
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(350,670)
Movement in exchange rates	722	(23,521)	$ (33,370)	$ (15,085)
Balance, ending of period	24,664,211	24,663,489
Licences [Member] | Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance, beginning of period		130,354
Amortization	1,232,411	2,464,822
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(140,268)
Movement in exchange rates		9,914	$ (9,832)	$ (3,119)
Balance, ending of period	$ 3,697,233	$ 2,464,822